INCOME TAX EXPENSES - Schedule of Profit Before Income Tax Differs from the Theoretical Amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Profit Before Income Tax Differs From The Theoretical Amount Abstract
(Loss)/Profit before tax	$ (21,622,562)	$ (4,568,584)	$ 1,088,339
Tax at the Singapore statutory rate	(3,675,836)	(776,659)	185,018
Share-based compensation	1,130,530	877,029	0
Difference from the effect of tax rates in a foreign jurisdiction	1,075,835	128,371	10,583
Impairment loss on goodwill	943,743	0	0
Tax losses-unrecognized deferred tax assets	598,983	48,008	0
Non-deductible expenses	58,034	9,925	11,084
Other non-taxable Income	(93,993)	(26,048)	(12,990)
Changes in estimates related to prior years	(76,060)	15,288	30,607
Income tax expenses	$ (38,764)	$ 275,914	$ 224,302